PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment and its related accumulated depreciation

	December 31,
	2012	2013
	US$	US$
Dams and reservoirs	339,123	348,905
Buildings	124,154	127,356
Machinery	153,837	158,527
Transportation equipment	1,865	1,925
Electronic equipment and others	4,244	1,797
	623,223	638,510
Less: Accumulated depreciation	(74,852)	(98,513)
	548,371	539,997
Construction in progress, net	140	245
Total	548,511	540,242

Schedule of construction in progress, net of impairment charge

	Jiulongshan	Liyuan	Binglangjiang	Banzhu	Wangkeng	Wuliting	Yingchuan	Xineng	Hengda	Ruiyang	Zhougongyuan	Dazhaihe	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Balance as of December 31, 2011	13	1,158	1	—	—	—	9	—	—	9	—	—	1,190
Addition to construction in progress	—	1,350	—	—	—	1,316	—	278	11	1,091	1,429	48	5,523
Transfer from property, plant and equipment	—	—	—	—	—	—	—	610	—	—	—	13	623
Transfer to property, plant and equipment	—	(2,416)	(1)	—	—	(1,316)	—	(888)	(11)	(1,076)	(1,429)	(61)	(7,198)
Foreign currency translation adjustment	—	2	—	—	—	—	—	—	—	—	—	—	2
Balance as of December 31, 2012	13	94	—	—	—	—	9	—	—	24	—	—	140
Addition to construction in progress	—	29	—	411	83	—	—	—	—	—	—	—	523
Transfer to property, plant and equipment	—	—	—	(300)	—	—	—	—	—	—	—	—	(300)
Impairment of construction in progress	—	(134)	—	—	—	—	—	—	—	—	—	—	(134)
Foreign currency translation adjustment	—	11	—	2	1	—	—	—	—	2	—	—	16
Balance as of December 31, 2013	13	—	—	113	84	—	9	—	—	26	—	—	245

Schedule of depreciation expenses
	For the Years ended December 31,
	2011	2012	2013
	US$	US$	US$
Cost of revenues	(20,466)	(21,402)	(21,841)
General and administrative expenses	(297)	(345)	(341)
Total	(20,763)	(21,747)	(22,182)